One Commerce Square
Philadelphia, PA 19103

Delaware Investments
____________________

1933 Act Rule 497(j)
File No. 333-38801
1940 Act File No. 811-08457

February 2, 2005

Filed via EDGAR (CIK #0001048133)
__________________________________
Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: File No. 333-38801
     DELAWARE GROUP FOUNDATION FUNDS
     DELAWARE GROWTH ALLOCATION PORTFOLIO
     DELAWARE BALANCED ALLOCATION PORTFOLIO
     DELAWARE INCOME ALLOCATION PORTFOLIO
     ____________________________________

Ladies and Gentlemen:
In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 20, the most recent Post-Effective Amendment of Delaware Group Foundation Funds. Post-Effective Amendment No. 20 was filed electronically with the Commission on January 28, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Cori E. Daggett
_________________________
Cori E. Daggett
Senior Counsel